Equity (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Partners' Capital Notes [Abstract]
Net gains on commodity related hedges	$ (1)	$ (4)
Unrealized gains on available-for-sale securities	3	2
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(3)	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(57)	56
AOCI attributable to equity method investments	2	8
Subtotal	(56)	61
Amounts attributable to noncontrolling interest	51	(52)
Total AOCI included in partners' capital, net of tax	$ (5)	$ 9